(Loss)/Profit Before Tax (Tables)	12 Months Ended
Jun. 30, 2024
(Loss)/Profit Before Tax [Abstract]
Schedule of (Loss)/Profit Before Tax
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

(Loss)/Profit before tax is arrived at after charging:

Depreciation of:
- property, plant and equipment	28,310,019	15,859,909	933,859
- right of use assets	124,572	126,945	116,801
Amortisation of intangible asset	27,871,638	22,423,148	15,423,146
Directors’ remuneration	153,911	60,000	67,277
Loss on disposal of subsidiaries	305,818	-	-
Incorporation expenses	-	-	4,135
Interest expense of lease liabilities	10,307	4,235	6,085
Rental of equipment	6,360	6,095	4,770
Rental of premises	81,756	96,000	104,774

And crediting:

Gain on disposal of subsidiaries	-	(6,178)	-
Interest income	(1,607,963)	(776,511)	(229,225)
Negative goodwill	-	-	(94,672)